Schedule of reorganization (Details) - shares		12 Months Ended
	Nov. 18, 2022	Dec. 31, 2023
Company [Member]
Defined Benefit Plan Disclosure [Line Items]
Number of ordinary shares		10,000,000
Rich Legend Holdings Limited [Member]
Defined Benefit Plan Disclosure [Line Items]
Number of ordinary shares	10	10
Fenbo Industries Limited [Member]
Defined Benefit Plan Disclosure [Line Items]
Number of ordinary shares		2,000,000
Fenbo SZ [Member]
Defined Benefit Plan Disclosure [Line Items]
Number of ordinary shares		5,000,000
Able Industries [Member]
Defined Benefit Plan Disclosure [Line Items]
Number of ordinary shares		500,000
The Company [Member]
Defined Benefit Plan Disclosure [Line Items]
Number of ordinary shares		10,000
Rich Legend Holding Limited [Member]
Defined Benefit Plan Disclosure [Line Items]
Number of ordinary shares		1
Mr.Kin Shing Li [Member] | Company [Member]
Defined Benefit Plan Disclosure [Line Items]
Number of ordinary shares		10,000
Mr.Kin Shing Li [Member] | Rich Legend Holdings Limited [Member]
Defined Benefit Plan Disclosure [Line Items]
Number of ordinary shares		1
Mr.Kin Shing Li [Member] | Fenbo Industries Limited [Member]
Defined Benefit Plan Disclosure [Line Items]
Number of ordinary shares		1,999,999
Mr.Kin Shing Li [Member] | Fenbo SZ [Member]
Defined Benefit Plan Disclosure [Line Items]
Number of ordinary shares
Mr.Kin Shing Li [Member] | Able Industries [Member]
Defined Benefit Plan Disclosure [Line Items]
Number of ordinary shares		500,000
Mr.Allan Li [Member] | Company [Member]
Defined Benefit Plan Disclosure [Line Items]
Number of ordinary shares
Mr.Allan Li [Member] | Rich Legend Holdings Limited [Member]
Defined Benefit Plan Disclosure [Line Items]
Number of ordinary shares
Mr.Allan Li [Member] | Fenbo Industries Limited [Member]
Defined Benefit Plan Disclosure [Line Items]
Number of ordinary shares		1
Mr.Allan Li [Member] | Fenbo SZ [Member]
Defined Benefit Plan Disclosure [Line Items]
Number of ordinary shares
Mr.Allan Li [Member] | Able Industries [Member]
Defined Benefit Plan Disclosure [Line Items]
Number of ordinary shares
Fenbo Industries [Member] | Company [Member]
Defined Benefit Plan Disclosure [Line Items]
Number of ordinary shares
Fenbo Industries [Member] | Rich Legend Holdings Limited [Member]
Defined Benefit Plan Disclosure [Line Items]
Number of ordinary shares
Fenbo Industries [Member] | Fenbo Industries Limited [Member]
Defined Benefit Plan Disclosure [Line Items]
Number of ordinary shares
Fenbo Industries [Member] | Fenbo SZ [Member]
Defined Benefit Plan Disclosure [Line Items]
Number of ordinary shares		5,000,000
Fenbo Industries [Member] | Able Industries [Member]
Defined Benefit Plan Disclosure [Line Items]
Number of ordinary shares